Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income
Net income	$ 1,273.3	$ 1,177.9	$ 1,329.9
Other Comprehensive Items:
Currency translation adjustment	24.6	293.7	(340.8)
Unrealized gains on available-for-sale investments:
Unrealized holding gains arising during the period (net of tax provision of $0.5, $0.1 and $1.1)	1.6	0.7	3.5
Reclassification adjustment for gains included in net income (net of tax provision of $2.5, $0.0 and $0.0)	(8.0)	0	0.1
Unrealized gains and losses on hedging instruments:
Unrealized gain (loss) on hedging instruments (net of tax provision (benefit) of $3.6, $0.0 and ($22.5))	5.8	0	(36.7)
Reclassification adjustment for losses included in net income (net of tax benefit of $2.2, $2.0 and $0.8)	3.2	3.3	1.3
Pension and other postretirement benefit liability adjustment:
Pension and other postretirement benefit liability adjustments arising during the period (net of tax provision (benefit) of $20.3, ($20.8) and ($38.0))	38.2	(53.0)	(72.4)
Amortization of net loss and prior service benefit included in net periodic pension cost (net of tax benefit of $3.6, $2.4 and $1.1)	7.8	4.4	1.9
Total other comprehensive items	73.2	249.1	(443.1)
Comprehensive Income	$ 1,346.5	$ 1,427.0	$ 886.8